Commitments and Contingencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2022	$ 22,623
June 30, 2023	31,974
June 30, 2024	32,062
June 30, 2025	31,974
June 30, 2026	31,974
June 30, 2027 and thereafter	216,299
Total	$ 366,906